Quarterly Holdings Report
for

Fidelity® Japan Fund

January 31, 2020

JPN-QTLY-0320
1.813056.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 7.3%
Entertainment - 1.4%
Nintendo Co. Ltd.	29,900	$10,998,885
Interactive Media & Services - 1.0%
Yahoo! Japan Corp.	1,904,400	7,564,162
Media - 0.7%
Dentsu Group, Inc.	163,500	5,418,232
Wireless Telecommunication Services - 4.2%
SoftBank Corp.	786,700	31,762,666

TOTAL COMMUNICATION SERVICES		55,743,945

CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.5%
DaikyoNishikawa Corp.	468,000	3,194,551
DENSO Corp.	199,400	8,179,819
		11,374,370
Automobiles - 3.8%
Subaru Corp.	484,200	12,111,053
Suzuki Motor Corp.	370,100	16,934,216
		29,045,269
Distributors - 0.6%
Arata Corp.	112,800	4,665,640
Hotels, Restaurants & Leisure - 1.1%
Koshidaka Holdings Co. Ltd.	580,500	8,193,757
Household Durables - 4.4%
Sony Corp.	481,100	33,641,833
Internet & Direct Marketing Retail - 0.7%
Zozo, Inc.	308,500	5,138,299
Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	88,000	5,113,548
Multiline Retail - 0.4%
Ryohin Keikaku Co. Ltd.	211,400	3,534,313
Specialty Retail - 0.9%
Nitori Holdings Co. Ltd.	43,200	6,713,326

TOTAL CONSUMER DISCRETIONARY		107,420,355

CONSUMER STAPLES - 9.6%
Food & Staples Retailing - 5.1%
Ain Holdings, Inc.	90,200	5,513,556
Nishimoto Co. Ltd.	137,900	4,613,192
Seven & i Holdings Co. Ltd.	301,100	11,545,178
Sundrug Co. Ltd.	81,100	2,748,326
Tsuruha Holdings, Inc.	64,600	7,907,157
Welcia Holdings Co. Ltd.	123,400	6,776,345
		39,103,754
Food Products - 0.8%
Morinaga & Co. Ltd.	124,000	5,952,491
Personal Products - 3.7%
Kao Corp.	217,700	17,363,139
Kose Corp.	33,500	4,313,496
Shiseido Co. Ltd.	110,500	7,114,058
		28,790,693

TOTAL CONSUMER STAPLES		73,846,938

FINANCIALS - 10.4%
Banks - 3.4%
Mitsubishi UFJ Financial Group, Inc.	4,319,400	22,178,468
Shinsei Bank Ltd.	252,100	3,859,956
		26,038,424
Capital Markets - 1.1%
JAFCO Co. Ltd.	102,400	4,258,610
SBI Holdings, Inc. Japan	188,400	4,367,229
		8,625,839
Diversified Financial Services - 2.5%
ORIX Corp.	1,108,300	18,721,921
Insurance - 3.4%
AFLAC, Inc.	55,500	2,862,135
Sony Financial Holdings, Inc.	307,400	7,077,632
Tokio Marine Holdings, Inc.	298,900	16,224,663
		26,164,430

TOTAL FINANCIALS		79,550,614

HEALTH CARE - 12.0%
Biotechnology - 0.1%
StemRim, Inc.	77,700	613,388
Health Care Equipment & Supplies - 8.3%
Hoya Corp.	369,600	35,372,717
Nakanishi, Inc.	137,600	2,454,559
Olympus Corp.	721,200	11,652,608
Paramount Bed Holdings Co. Ltd.	120,400	4,984,109
Sysmex Corp.	45,200	3,233,620
Terumo Corp.	177,600	6,392,847
		64,090,460
Health Care Providers & Services - 0.7%
N Field Co. Ltd. (a)	188,800	1,038,839
Ship Healthcare Holdings, Inc.	91,100	4,084,620
		5,123,459
Pharmaceuticals - 2.9%
Shionogi & Co. Ltd.	92,700	5,513,251
Takeda Pharmaceutical Co. Ltd.	435,241	16,714,736
		22,227,987

TOTAL HEALTH CARE		92,055,294

INDUSTRIALS - 21.9%
Building Products - 2.7%
Daikin Industries Ltd.	100,300	14,133,007
Toto Ltd.	152,600	6,200,823
		20,333,830
Commercial Services & Supplies - 1.9%
Park24 Co. Ltd.	179,800	4,515,265
Secom Co. Ltd.	54,000	4,738,644
Sohgo Security Services Co., Ltd.	107,200	5,563,808
		14,817,717
Construction & Engineering - 0.7%
Mirait Holdings Corp. (a)	362,700	5,416,588
Electrical Equipment - 2.0%
Nidec Corp.	120,800	15,193,108
Machinery - 7.4%
CKD Corp.	330,100	5,223,851
Fanuc Corp.	59,400	10,818,522
Hoshizaki Corp.	113,800	10,468,685
Kitz Corp.	548,200	3,792,604
Minebea Mitsumi, Inc.	461,500	8,965,104
Misumi Group, Inc.	450,460	11,177,407
Nabtesco Corp.	184,400	5,283,935
Shima Seiki Manufacturing Ltd.	55,400	1,068,648
		56,798,756
Professional Services - 4.4%
Outsourcing, Inc.	357,700	3,237,949
Persol Holdings Co., Ltd.	817,500	14,615,411
Recruit Holdings Co. Ltd.	242,400	9,447,856
SMS Co., Ltd.	269,900	6,685,001
		33,986,217
Road & Rail - 0.6%
Hitachi Transport System Ltd.	150,800	4,329,145
Trading Companies & Distributors - 2.2%
Itochu Corp.	371,400	8,676,265
MonotaRO Co. Ltd. (a)	130,000	3,118,407
Trusco Nakayama Corp.	213,000	4,954,912
		16,749,584

TOTAL INDUSTRIALS		167,624,945

INFORMATION TECHNOLOGY - 14.0%
Electronic Equipment & Components - 5.3%
Alps Electric Co. Ltd.	205,300	3,685,718
Azbil Corp.	238,000	6,418,077
Dexerials Corp.	587,800	5,000,162
Iriso Electronics Co. Ltd.	118,600	4,489,409
Murata Manufacturing Co. Ltd.	177,600	10,054,790
Shimadzu Corp.	147,200	4,131,160
TDK Corp.	67,700	7,167,777
		40,947,093
IT Services - 6.2%
DTS Corp.	69,000	1,599,148
Future Corp.	70,100	1,214,772
GMO Internet, Inc.	457,800	8,775,892
IT Holdings Corp.	77,900	4,679,949
ITOCHU Techno-Solutions Corp.	260,800	7,680,247
Net One Systems Co. Ltd.	174,800	2,882,040
NSD Co. Ltd.	442,200	7,124,913
NTT Data Corp.	379,600	5,332,325
Otsuka Corp.	92,200	3,595,326
SCSK Corp.	79,700	4,271,640
		47,156,252
Semiconductors & Semiconductor Equipment - 0.8%
Renesas Electronics Corp. (b)	952,200	5,990,596
Software - 1.7%
Money Forward, Inc. (a)(b)(c)	156,900	7,243,087
Oracle Corp. Japan	66,542	5,759,715
		13,002,802

TOTAL INFORMATION TECHNOLOGY		107,096,743

MATERIALS - 6.4%
Chemicals - 6.4%
JSR Corp.	338,900	6,036,157
Kansai Paint Co. Ltd.	380,400	9,105,983
KH Neochem Co. Ltd.	197,699	4,254,930
Nissan Chemical Corp.	133,500	5,516,746
NOF Corp.	128,400	4,179,706
Shin-Etsu Chemical Co. Ltd.	131,300	15,015,960
Tokyo Ohka Kogyo Co. Ltd.	118,500	4,909,492
		49,018,974
REAL ESTATE - 2.5%
Real Estate Management & Development - 2.5%
Kenedix, Inc.	1,612,900	8,113,307
Open House Co. Ltd.	158,300	4,208,151
Relo Group, Inc.	266,800	7,124,593
SRE Holdings Corp. (b)	10,000	202,902
		19,648,953
TOTAL COMMON STOCKS
(Cost $639,048,995)		752,006,761

Money Market Funds - 2.7%
Fidelity Cash Central Fund 1.58% (d)	15,022,922	15,025,927
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	5,717,440	5,718,012
TOTAL MONEY MARKET FUNDS
(Cost $20,743,939)		20,743,939
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $659,792,934)		772,750,700
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(6,472,247)
NET ASSETS - 100%		$766,278,453

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92,028
Fidelity Securities Lending Cash Central Fund	72,069
Total	$164,097

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.